Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Current portion	$ 5.4	$ 0.1
Non-current	5.7
Liabilities
Current portion	(57.4)	(2.9)
Non-current	(40.1)	(3.0)
Net derivative financial instruments	$ (86.4)	$ (5.8)